Note 19 - Condensed financial information of the parent company: Condensed Cash Flow Statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) income attributable to Tungray Technologies Inc	$ (13,416)	$ (480,019)	$ 856,536
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Increase (Decrease) in Prepaid Expense	(167,076)	530,103	(275,082)
Net cash used in operating activities	(3,046,678)	(811,889)	451,021
Cash flows from investing activities
Net cash used in investing activities	(1,643,466)	(2,784,052)	(81,745)
Cash flows from financing activities
Proceeds from issuance of shares upon IPO		5,000,000	0
Proceeds from issuance of shares pursuant to exercise of over-allotment	413,940	413,940	0
Payments of initial public offering costs		(1,418,521)	(474,972)
Net cash provided by (used in) financing activities	1,307,862	2,792,522	(2,805,308)
Effect of exchange rate change on cash and restricted cash	553,653	(526,628)	108,141
Cash and restricted cash - beginning of the year	9,472,358	10,802,405	13,130,296
Cash and restricted cash - end of the year	6,643,729	9,472,358	10,802,405
Cash	6,624,600	8,968,814	10,802,405
Restricted cash	19,129	503,544	0
Parent Company
Cash flows from operating activities
Net (loss) income attributable to Tungray Technologies Inc	(13,416)	(480,019)	856,536
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Equity loss (income) of subsidiaries	(954,454)	300,348	(856,536)
Increase (Decrease) in Prepaid Expense	264,941	(39,625)	0
Net cash used in operating activities	(702,929)	(219,296)	0
Cash flows from investing activities
Increase Decrease in Loans to subsidiaries	(1,698,802)	(31,198)	0
Net cash used in investing activities	(1,698,802)	(31,198)	0
Cash flows from financing activities
Proceeds from issuance of shares upon IPO	0	5,000,000	0
Proceeds from issuance of shares pursuant to exercise of over-allotment	0	413,940	0
Payments of initial public offering costs	0	(1,418,521)	0
Repayments of Debt	0	(1,183,531)	0
Net cash provided by (used in) financing activities	0	2,811,888	0
Effect of exchange rate change on cash and restricted cash	0	0	0
Changes in cash and restricted cash	(2,401,731)	2,561,394	0
Cash and restricted cash - beginning of the year	2,561,394	0	0
Cash and restricted cash - end of the year	159,663	2,561,394	0
Cash	159,663	2,057,850	0
Restricted cash	$ 0	$ 503,544	$ 0